STATEMENT OF CHANGES IN STOCKHOLDERS' (DEFICIT) (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Other Comprehensive Income / Loss	Total
Beginning Balance, Amount at Dec. 31, 2011	$ 5,754,000	$ 28,641	$ 2,278,452	$ (12,554,571)		$ (4,493,478)
Beginning Balance, Shares at Dec. 31, 2011	5,754	28,640,715
Shares issued in connection with the issuance of convertible debt, shares		3,094,893
Shares issued in connection with the issuance of convertible debt		3,095	4,315,668			4,318,763
Shares issued in connection with the issuance of other notes payable, shares		81,250
Shares issued in connection with the issuance of other notes payable		81	243,669			243,750
Shares issued in exchange for debt cancellation, shares	2,252	1,407,101
Shares issued in exchange for debt cancellation	2,251,500	1,407	1,699,334			3,952,241
Shares issued for consulting services, shares	120	711,371
Shares issued for consulting services	120,000	711	1,829,352			1,950,063
Shares issued for services rendered to a related party, shares		709,000
Shares issued for services rendered to a related party		709	2,126,291			2,127,000
Shares issued for cancellation of debt due from related party, shares	142
Shares issued for cancellation of debt due from related party	142,544					142,544
Compensation recognized on stock warrant grants			5,327,623			5,327,623
Finance costs recognized on stock warrrant grants			9,310,870			9,310,870
Compensation recognized on stock option grants			438,782			438,782
Accrued Preferred Stock dividends				(794,680)		(794,680)
Net Loss				(36,791,850)		(36,791,850)
Ending Balance, Amount at Dec. 31, 2012	8,268,044	34,644	27,570,041	(50,141,101)		(14,268,372)
Ending Balance, Shares at Dec. 31, 2012	8,268	34,644,330
Shares issued in connection with the issuance of convertible debt, shares		3,749,081
Shares issued in connection with the issuance of convertible debt		3,749	5,043,356			5,047,105
Shares issued in connection with the issuance of other notes payable, shares		773,450
Shares issued in connection with the issuance of other notes payable		774	1,200,856			1,201,630
Shares issued in exchange for debt cancellation, shares	4,189	575,369
Shares issued in exchange for debt cancellation	4,189,473	575	1,024,410			5,214,458
Shares issued for consulting services relating to construction activities, shares		700,573
Shares issued for consulting services relating to construction activities		701	2,101,018			2,101,719
Shares issued for consulting services, shares		791,595
Shares issued for consulting services		792	1,669,993			1,670,785
Shares issued for legal services, shares		20,000
Shares issued for legal services		20	7,980			8,000
Finance costs recognized on stock warrrant grants			34,408,544			34,408,544
Compensation recognized on stock option grants			539,589			539,589
Accrued Preferred Stock dividends				(1,024,261)		(1,024,261)
Shares issued to employees, shares		625,073
Shares issued to employees		625	1,790,594			1,791,219
Net Loss				(64,695,700)		(64,695,700)
Ending Balance, Amount at Dec. 31, 2013	$ 12,457,517	$ 41,880	$ 75,356,381	$ (115,861,062)		$ (28,005,284)
Ending Balance, Shares at Dec. 31, 2013	12,457	41,879,471